CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net unrealized gain (loss) arising during the period, tax	₨ 381.0	₨ (426.7)	₨ (356.6)
Net unrealized gain (loss) arising during the period, tax	249.0	(15,704.2)	(9,187.8)
Reclassification adjustment for net (gain) loss included in net income, tax	₨ 7,827.8	₨ 4,739.2	₨ 1,018.1